SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2021	1,896,071	2.46	1,896,071	2.46
Issued	–
Canceled / exercised	–
Expired	–
Outstanding December 31, 2022	1,896,071	2.46	1,896,071	2.46
Issued	–
Canceled / exercised	–
Expired	–
Outstanding December 31, 2023	1,896,071	2.46	1,896,071	2.46
Issued	–
Canceled / exercised	–
Expired	–
Outstanding December 31, 2024	1,896,071	$2.46	1,896,071	$2.46

Schedule of warrants outstanding

	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$1.00 - $22.50	1,896,071	$2.46	7.45 – 9.13